Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of commitments and contingencies [line items]
Commitments and contingencies
39 Commitments and contingencies
39.1 Investments contracted
In the normal course of business, the Group has committed itself through purchase and sale transactions of investments, mostly to be executed in the course of 2026. The amounts represent the future outflow and inflow, respectively, of cash related to these investment transactions that are not reflected in the consolidated statement of financial position.

		2025		2024

	Purchase	Sale	Purchase	Sale

Mortgage loans	85	-	189	-

Private loans	356	-	291	-

Other	921	-	1,205	-
Aegon has committed, through certain subsidiaries, to invest in private loans, mortgage loans, and investment funds.
Mortgage loans represent undrawn mortgage loan facilities provided and outstanding proposals on mortgages. Private loans are commitments in Aegon’s portfolio of private placement securities that have not yet settled and been funded. Other investments contracted include future purchases of interests in investment funds and limited partnerships.
39.2 Other commitments and contingencies

	2025	2024

Guarantees	864	918

Other guarantees	-	6
Guarantees include those associated with the sale of investments in low-income
housing tax credit partnerships in the United States, which may be invoked if there is a deficiency in the tax benefits delivered to the investor or if Aegon is in default under a material provision of the contract. The standby letters of credit amounts shown above reflect the liquidity commitment notional amounts. In addition to the guarantees shown in the table, guarantees have been given for the fulfillment of contractual obligations, such as investment mandates related to investment funds.
The amount of collateral on financial guarantees is EUR 0 million on December 31, 2025 (2024: EUR 0 million), while other guarantees have EUR 1 million cash collateral at the end of 2025 (2024: EUR 1 million).
39.3 Contractual obligations
39.3.1 Contractual obligations at Business Unit level
In March 2019, affiliates of Transamerica Corporation and Illumifin, entered into a series of agreements to which Transamerica transferred to Illumifin the administration and claims management of its long-term-care insurance business line, enabling Transamerica to accelerate the enhancement of its digital capabilities and modernize its long-term-care insurance platform. Over the course of the multi-year contract, Transamerica will pay approximately USD 390 million to Illumifin. These fees represent compensation for administering Transamerica’s long-term-care product line, including policyholder service, claims processing and care management. The agreement also contains a termination clause in which Transamerica – subject to certain limitations – agrees to compensate Illumifin, on a specified schedule, for early termination.

In April 2018, affiliates of Transamerica Corporation entered into a series of agreements with affiliates of Tata Consultancy Services Limited (TCS) to administer the Company’s US life insurance, voluntary benefits and annuity business lines. The intent of the relationship was for Transamerica to accelerate the enhancement of its digital capabilities and the modernization of its platforms to service its customers in all lines of business. In May 2023, due to the macroeconomic environment and the parties’ respective business priorities, Transamerica and TCS mutually agreed to end the administration arrangement for life, annuity and voluntary benefits lines of business. Transamerica and TCS concluded the transition of administration of all Transamerica business in July 2025.
In November 2018, Aegon UK announced an extended partnership with Atos BPS Ltd. (Atos) to service and administer its Traditional Products Business
(non-Platform
customers). The agreement is a
15-year
contract under which Aegon UK pays Atos to administer around 1.4 million customers, which took effect on June 1, 2019 as planned. At year-end
2025, outstanding transition and conversion charges are estimated to amount to approximately GBP 6.8 million, of which GBP 3.7 million is expected to be recorded over the next year with a further GBP 3.1 million in 2027, with fixed payments to Atos defined in the agreement and subject to completion of milestones, which have been agreed with Aegon UK.
An Aegon Ltd. indirect US life subsidiary Transamerica Life Insurance Company (“TLIC”) has a net worth maintenance agreement with its subsidiary Transamerica Life (Bermuda) Ltd. (“TLB”), pursuant to which TLIC will provide capital sufficient for TLB to maintain a tangible net worth of the greater of 165% of Standard & Poor’s Risk Based Capital and the minimum required to comply with the requirements of the jurisdictions in which TLB operates.
39.3.2 Contractual obligations at Aegon Ltd. level
Aegon has guaranteed and is severally liable for the following:
●	Due and punctual payment of payables under letter of credit agreements applied for by Aegon as co-applicant
with its captive insurance companies that are subsidiaries of Transamerica Corporation and Commonwealth General Corporation. On December 31, 2025, the letter of credit arrangements utilized by captives to provide collateral to affiliates amounted to EUR 90 million (2024: EUR 88 million); from that date no amounts had been drawn, or were due under these facilities;
●	Due and punctual payment of payables by the consolidated group companies Transamerica Corporation, Aegon Funding Company LLC and Commonwealth General Corporation with respect to fixed subordinated notes, bonds, capital trust pass-through securities and notes issued under commercial paper programs amounting to EUR 1,562 million (2024: EUR 1,808 million); and
●	Due and punctual payment of any amounts owed to third parties by the consolidated group company Aegon Derivatives N.V. in connection with derivative transactions. Aegon Derivatives N.V. enters into derivative transactions with counterparties with which ISDA master netting agreements, including collateral support annex agreements, have been agreed. Net credit exposure on derivative transactions with these counterparties was therefore limited from December 31, 2025.
39.4 Legal and arbitration proceedings, regulatory investigations and actions
Aegon faces significant risks of litigation as well as regulatory exams, investigations and actions relating to its and its subsidiaries’ businesses. Aegon is also subject to applicable regulations as a corporate entity.
Due to the geographic spread of its business, Aegon Group may be subject to tax audits or litigation in various jurisdictions. Although uncertainties are adequately accounted for in the tax position, the ultimate outcome of tax audits or litigation may differ from the amounts provided for.
Insurance companies and their affiliated regulated entities are routinely subject to litigation, investigation and regulatory activity by various governmental and enforcement authorities, individual claimants, policyholder advocate groups, and third parties in the jurisdictions in which Aegon does business, including the United States and the United Kingdom. These actions may involve issues including, but not limited to, employment or distribution relationships; operational and internal controls and processes; investment returns; sales practices; transparency and adequacy of product disclosures including regarding initial costs, ongoing costs and costs due on policy surrender as well as changes to costs over time; environmental and climate change related matters; competition and antitrust matters; data privacy; information security; intellectual property; and anti-money laundering, anti-bribery and economic sanctions compliance.
Over time, Aegon has made a number of acquisitions and divestments around the world, including in the Netherlands, Central and Eastern Europe, the United States, and the United Kingdom. Acquisitions and divestments involve risks, including the risk of losses resulting from claims or litigation related to contractual terms such as representations, warranties, and indemnifications.

Government and regulatory investigations may result in the institution of administrative, injunctive, or other proceedings and/ or the imposition of monetary fines, penalties, and/or disgorgement, as well as other remedies, sanctions, damages, and restitutionary amounts. Regulators may also seek changes to the way Aegon operates. In some cases, Aegon subsidiaries have modified business practices in response to inquiries.
Customers of certain Aegon products bear significant investment risks, with respect to those products, which are affected by equity market and interest rate fluctuations. When investment returns disappoint, are volatile, or change due to changes in the market or other relevant conditions, customers may threaten or bring litigation against Aegon. Disputes and investigations initiated by governmental entities and private parties may lead to orders or settlements including payments or changes to business practices, even if Aegon believes the underlying claims are without merit.
The existence of potential claims may remain unknown for extended periods after the events that gave rise to them. Determining the likelihood of exposure to Aegon and the extent of any such exposure may not be possible for long periods of time after Aegon becomes aware of such potential claims. Litigation exposure may develop over long periods of time; once litigation is initiated, it may be protracted and subject to multiple levels of appeal, which can lead to significant costs of defense, adverse publicity, and other constraints.
In some jurisdictions, plaintiffs may seek recovery of very large or indeterminate amounts under claims of bad faith, which can result in tort, punitive, and/or statutory damages. Damages alleged may not be quantifiable or supportable, or may have no relationship to economic losses or final awards. As a result, Aegon cannot predict the effect of litigation, investigations, or other actions on its business.
Separate from financial loss, litigation, regulatory action, legislative changes or changes in public opinion may require Aegon to change its business practices, which could have a material adverse impact on Aegon’s businesses, results of operations, cash flows, and financial position.
39.5 Proceedings in which Aegon is involved
A US based Aegon subsidiary has reached an agreement to resolve a putative class action alleging that it improperly failed to pay bonuses to policyowners on a certain block of universal life policies. The matter is fully provisioned. The settlement is subject to final court approval.
Several US insurers, including Aegon subsidiaries, have been named in litigation over increases in monthly deduction rates (MDR) on universal life products. Plaintiffs generally allege that the increases were made to recoup past losses rather than to cover the future costs of providing insurance coverage. Aegon’s subsidiary in the US has one pending related class action. This case was filed in October 2022 and relates to MDR increases in 2022 and 2023. A settlement was agreed between the parties in 2025. The matter is fully provisioned. The settlement remains subject to final court approval.
A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. A Nigerian court eventually issued a judgment in favor of the plaintiff of approximately USD 120 million. On appeal, this decision was reversed and remanded back to the trial court which then dismissed the case. The plaintiff appealed the court’s dismissal but subsequently passed away. An application to substitute plaintiff-appellant was granted. Aegon has no material assets located in Nigeria.
In 2025, several
US-based
Aegon subsidiaries reached a settlement in a putative class action alleging that the subsidiaries mischaracterized agents as independent contractors instead of employees. In April 2025, the settlement was formally approved by the court which is consistent with the provision raised in 2024. The settlement was paid in November 2025.

Aegon Ltd. [member]
Disclosure of commitments and contingencies [line items]
Commitments and contingencies
22 Commitments and contingencies
For a detailed overview of the commitments and contingencies, reference is made to note
39.3.2 Aegon Ltd. agreements
to the consolidated financial statements of the Group.